RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

The Company rents office space from one of their related parties. For the year ended December 31, 2015 and 2014, the total rent expense was Nil and $94,225, respectively.

During the normal course of business, the Company, from time to time, temporarily borrows money from its principal shareholders or affiliated companies controlled by its major shareholder to finance its working capital as needed. The amounts are usually unsecured, non-interest bearing and due on demand. As of December 31, 2015 and December 31, 2014, the balance due to shareholders was Nil and $38,273, respectively.